UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07896

                         GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Semiannual Report — June 30, 2013
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund (formerly The GAMCO Vertumnus Fund) increased 4.9% compared with increases of 5.3% and 7.1% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	4.91%	7.28%	0.99%	3.58%	4.33%
Bank of America Merrill Lynch Global 300 Convertible Index	5.31	12.80	5.27	6.59	N/A	(d)
MSCI World Free Index	7.10	16.06	0.44	5.11	4.36	(e)
Class A (GAGAX)	5.15	7.24	1.07	3.60	4.35
With sales charge (b)	(0.89)	1.07	(0.12)	2.99	4.04
Class C (GACCX)	3.21	2.95	(0.46)	2.42	3.68
With contingent deferred sales charge (c)	2.21	1.95	(0.46)	2.42	3.68
Class I (GAGIX)	5.15	7.38	1.27	3.72	4.40

In the current prospectus dated April 30, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.77%, 2.77%, 3.52%, and 2.52%, respectively, and the net expense ratios for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Free Index is an unmanaged free float adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(e)	MSCI World Free Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Global Rising Income and Dividend Fund
Actual Fund Return
Class AAA	$1,000.00	$1,049.10	2.00%	$10.16
Class A	$1,000.00	$1,051.50	2.00%	$10.17
Class C	$1,000.00	$1,032.10	2.75%	$13.86
Class I	$1,000.00	$1,051.50	1.75%	$ 8.90
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$ 9.99
Class A	$1,000.00	$1,014.88	2.00%	$ 9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,016.12	1.75%	$ 8.75

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The Gabelli Global Rising Income and Dividend Fund

U.S. Government Obligations	26.0%
Financial Services	25.6%
Diversified Industrial	10.5%
Health Care	9.1%
Equipment and Supplies	7.1%
Energy and Utilities	6.6%
Food and Beverage	4.9%
Metals and Mining	4.3%
Entertainment	1.5%
Computer Software and Services	1.4%
Energy and Energy Services	1.3%
Consumer Products	0.9%

Automotive	0.9%
Consumer Staples	0.8%
Aviation	0.5%
Specialty Chemicals	0.5%
Telecommunications	0.4%
Hotels and Gaming	0.2%
Wireless Communications	0.2%
Broadcasting	0.0%
Other Assets and Liabilities (Net)	(2.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800- 422- 3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 25.2%
	Broadcasting — 0.0%
$ 400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb. Cv., Zero Coupon, 02/11/20†	$0	$0

	Computer Software and Services — 1.3%
100,000	Mentor Graphics Corp., Sub. Deb. Cv., 4.000%, 04/01/31	99,060	122,125
10,000	VeriSign Inc., Cv., 3.250%, 08/15/37	13,844	14,119

		112,904	136,244

	Consumer Products — 0.6%
400,000	Eastman Kodak Co., Cv., 7.000%, 04/01/17†	317,033	65,500

	Diversified Industrial — 6.5%
200,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	168,852	368,750
300,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(a)	299,067	320,437

		467,919	689,187

	Energy and Utilities — 4.3%
350,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	350,000	452,375

	Entertainment — 0.7%
50,000	Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	70,969

	Financial Services — 3.5%
350,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	350,748	366,187

	Health Care — 4.0%
400,000	Chemed Corp., Cv., 1.875%, 05/15/14	390,022	422,500

	Metals and Mining — 4.3%
100,000	Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	127,063
50,000	McMoRan Exploration Co., Cv., 4.000%, 12/30/17	53,026	58,500
250,000	Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	320,288	269,219

		473,314	454,782

	TOTAL CONVERTIBLE CORPORATE BONDS	2,511,940	2,657,744

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 0.2%
	Energy and Utilities — 0.2%
$ 200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	$150,341	$20,000

Shares
	COMMON STOCKS — 50.2%
	Automotive — 0.9%
6,000	Ford Motor Co.	85,380	92,820

	Aviation — 0.5%
2,075	Textron Inc.	51,917	54,054

	Computer Software and Services — 0.1%
1,120	Global Sources Ltd.†	7,519	7,515

	Consumer Products — 0.3%
1,000	Swedish Match AB	35,407	35,505

	Consumer Staples — 0.8%
200,000	Yashili International Holdings Ltd.	89,028	88,963

	Diversified Industrial — 4.0%
3,358	Gardner Denver Inc.	252,013	252,454
6,000	General Electric Co.	123,675	139,140
200	Jardine Matheson Holdings Ltd.	12,597	12,100
500	Jardine Strategic Holdings Ltd.	19,257	18,150

		407,542	421,844

	Energy and Energy Services — 1.3%
10,000	Weatherford International Ltd.†	114,600	137,000

	Energy and Utilities — 2.1%
3,000	NV Energy Inc.	70,470	70,380
6,000	Severn Trent plc	173,132	151,853

		243,602	222,233

	Entertainment — 0.8%
2,000	Fisher Communications Inc.	81,373	82,160

	Equipment and Supplies — 7.1%
500	Graco Inc.	28,492	31,605
8,000	Lufkin Industries Inc.	706,400	707,760
200	Mueller Industries Inc.	10,238	10,086

		745,130	749,451

	Financial Services — 22.1%
8,000	American International Group Inc.†	264,079	357,600
4	Berkshire Hathaway Inc., Cl. A†	481,253	674,400
9,000	Citigroup Inc.	362,640	431,730
1,100	Exor SpA	35,888	32,531
400	Kinnevik Investment AB, Cl. A	10,660	10,289
4,000	Legg Mason Inc.	107,569	124,040
1,000	T. Rowe Price Group Inc.	72,654	73,150
6,000	The Bank of New York Mellon Corp.	164,432	168,300

See accompanying notes to financial statements.

4

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,500	The PNC Financial Services Group Inc.	$99,445	$109,380
7,000	Wells Fargo & Co.	237,460	288,890
1,500	WR Berkley Corp.	55,375	61,290

		1,891,455	2,331,600

	Food and Beverage — 3.8%
4,700	Davide Campari - Milano SpA	35,034	34,045
1,000	Heineken NV	60,640	63,715
2,500	Kellogg Co.	127,291	160,575
1,000	Nestlé SA	54,883	65,587
2,000	The Coca-Cola Co.	69,335	80,220

		347,183	404,142

	Health Care — 5.1%
4,000	Bristol-Myers Squibb Co.	135,185	178,760
1,000	Patterson Companies Inc.	33,669	37,600
5,000	Pfizer Inc.	100,523	140,050
3,000	Roche Holding AG, ADR	112,245	185,595

		381,622	542,005

	Hotels and Gaming — 0.2%
14,200	Mandarin Oriental International Ltd.	25,116	22,933

	Specialty Chemicals — 0.5%
1,000	E. I. du Pont de Nemours and Co.	43,500	52,500

	Telecommunications — 0.4%
7,000	Telekom Austria AG	69,908	44,318

	Wireless Communications — 0.2%
25,000	Cable & Wireless Communications plc	15,735	15,571

	TOTAL COMMON STOCKS	4,636,017	5,304,614

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 1.1%
	Food and Beverage — 1.1%
1,000	Post Holdings Inc. 0.094%, 3.750% Cv. Pfd.(a)	$100,000	$111,460

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 26.0%
$2,744,000	U.S. Treasury Bills, 0.045% to 0.120%††, 07/11/13 to 12/05/13	2,743,553	2,743,577

	TOTAL INVESTMENTS — 102.7%	$10,141,851	10,837,395

	Other Assets and Liabilities (Net) — (2.7)%		(280,003)

	NET ASSETS — 100.0%	$10,557,392

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of Rule 144A securities amounted to $431,897 or 4.09% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

5

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $10,141,851)	$10,837,395
Deposit at brokers	16
Receivable for Fund shares sold	500
Dividends and interest receivable	33,993
Prepaid expenses	19,103

Total Assets	10,891,007

Liabilities:
Payable to custodian	98,568
Payable for investments purchased	186,415
Payable for investment advisory fees	4,056
Payable for distribution fees	1,932
Payable for shareholder communications expenses	21,997
Other accrued expenses	20,647

Total Liabilities	333,615

Net Assets
(applicable to 2,597,516 shares outstanding)	$10,557,392

Net Assets Consist of:
Paid-in capital	$11,360,493
Accumulated net investment income	37
Accumulated net realized loss on investments and foreign currency transactions	(1,498,486)
Net unrealized appreciation on investments	695,544
Net unrealized depreciation on foreign currency translations	(196)

Net Assets	$10,557,392

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($8,775,516 ÷ 2,160,968 shares outstanding; 75,000,000 shares authorized)	$4.06

Class A:
Net Asset Value and redemption price per share ($183,269 ÷ 44,963 shares outstanding; 50,000,000 shares authorized)	$4.08

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$4.33

Class C:
Net Asset Value and offering price per share ($129.4 ÷ 36.6 shares outstanding; 25,000,000 shares authorized)	$3.54	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,598,478 ÷ 391,548 shares outstanding; 25,000,000 shares authorized)	$4.08

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $991)	$92,556
Interest	55,503

Total Investment Income	148,059

Expenses:
Investment advisory fees	56,476
Distribution fees - Class AAA	11,622
Distribution fees - Class A	257
Distribution fees - Class C	2
Shareholder communications expenses	22,290
Custodian fees	18,052
Registration expenses	11,947
Legal and audit fees	11,847
Shareholder services fees	7,812
Directors’ fees	1,946
Miscellaneous expenses	5,413

Total Expenses.	147,664

Less:
Expenses reimbursed by Adviser (See Note 3)	(36,937)

Net Expenses	110,727

Net Investment Income	37,332

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	19,619
Net realized gain on foreign currency transactions	40,021

Net realized gain on investments and foreign currency transactions	59,640

Net change in unrealized appreciation/depreciation:
on investments	460,429
on foreign currency translations	(119)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	460,310

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	519,950

Net Increase in Net Assets Resulting from Operations	$557,282

See accompanying notes to financial statements.

6

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$37,332	$42,971
Net realized gain on investments and foreign currency transactions	59,640	236,507
Net change in unrealized appreciation on investments and foreign currency translations	460,310	101,717

Net Increase in Net Assets Resulting from Operations	557,282	381,195

Distributions to Shareholders:
Net investment income
Class AAA	—	(83,505)
Class A	—	(2,657)
Class C	—	(216)
Class I	—	(3,599)

Total Distributions to Shareholders	—	(89,977)

Capital Share Transactions:
Class AAA	383,445	2,407,004
Class A	(66,121)	(68,644)
Class C	(22,599)	(19,735)
Class I	(441,621)	1,873,712

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(146,896)	4,192,337

Redemption Fees	10	214

Net Increase in Net Assets	410,396	4,483,769
Net Assets:
Beginning of period	10,146,996	5,663,227

End of period (including undistributed net investment income of $37 and $0, respectively)	$10,557,392	$10,146,996

See accompanying notes to financial statements.

7

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)									Ratios to Average Net Assets/
		from Investment Operations			Distributions						Supplemental Data
Period Ended	Net Asset Value, Beginning	Net Investment Income	Net Realized and Unrealized Gain (Loss) on	Total from Investment	Net Investment	Total	Redemption	Net Asset Value, End of	Total	Net Assets End of Period	Net Investment Income		Operating Expenses Before Reimburse-		Operating Expenses Net of Reimburse-		Portfolio Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Distributions	Fees (a)(b)	Period	Return†	(in 000’s)	(Loss)		ment		ment(c)		Rate
Class AAA
2013(d)	$3.87	$0.01	$0.18	$0.19	—	—	$0.00	$4.06	4.9%	$8,776	0.61	%(e)	2.65	%(e)	2.00	%(e)	50%
2012	3.73	0.02	0.16	0.18	$(0.04)	$(0.04)	0.00	3.87	4.8	7,942	0.48		2.77		2.00		134
2011	4.13	0.11	(0.39)	(0.28)	(0.12)	(0.12)	0.00	3.73	(6.9)	5,269	2.72		3.38		2.02		45
2010	3.64	0.08	0.51	0.59	(0.10)	(0.10)	—	4.13	16.3	8,018	2.11		2.87		2.02		68
2009	2.62	0.12	1.03	1.15	(0.13)	(0.13)	0.00	3.64	44.7	7,681	3.87		3.37		2.04		62
2008	4.77	0.08	(2.11)	(2.03)	(0.12)	(0.12)	0.00	2.62	(43.2)	4,000	1.88		3.38		2.02		110
Class A
2013(d)	$3.88	$0.01	$0.19	$0.20	—	—	$0.00	$4.08	5.2%	$183	0.73	%(e)	2.65	%(e)	2.00	%(e)	50%
2012	3.75	0.03	0.14	0.17	$(0.04)	$(0.04)	0.00	3.88	4.5	238	0.74		2.77		2.00		134
2011	4.14	0.10	(0.37)	(0.27)	(0.12)	(0.12)	0.00	3.75	(6.7)	297	2.47		3.38		2.02		45
2010	3.65	0.08	0.51	0.59	(0.10)	(0.10)	—	4.14	16.3	1,115	2.16		2.87		2.02		68
2009	2.63	0.12	1.03	1.15	(0.13)	(0.13)	0.00	3.65	44.5	472	3.71		3.37		2.04		62
2008	4.78	0.10	(2.13)	(2.03)	(0.12)	(0.12)	0.00	2.63	(43.1)	196	2.78		3.38		2.02		110
Class C
2013(d)	$3.43	$(0.03)	$0.14	$0.11	—	—	$0.00	$3.54	3.2%	$0 (f)	(1.50	)%(e)	3.40	%(e)	2.75	%(e)	50%
2012	3.39	0.02	0.04	0.06	$(0.02)	$(0.02)	0.00	3.43	1.7	23	0.71		3.52		2.75		134
2011	3.76	0.07	(0.35)	(0.28)	(0.09)	(0.09)	0.00	3.39	(7.6)	42	1.82		4.13		2.77		45
2010	3.33	0.05	0.45	0.50	(0.07)	(0.07)	—	3.76	15.1	166	1.33		3.62		2.77		68
2009	2.41	0.09	0.94	1.03	(0.11)	(0.11)	0.00	3.33	43.5	162	2.96		4.12		2.79		62
2008	4.43	0.04	(1.94)	(1.90)	(0.12)	(0.12)	0.00	2.41	(43.6)	86	1.11		4.13		2.77		110
Class I
2013(d)	$3.88	$0.02	$0.18	$0.20	—	—	$0.00	$4.08	5.2%	$1,598	0.92	%(e)	2.40	%(e)	1.75	%(e)	50%
2012	3.75	(0.02)	0.20	0.18	$(0.05)	$(0.05)	0.00	3.88	4.7	1,944	(0.45)		2.52		1.75		134
2011	4.14	0.12	(0.38)	(0.26)	(0.13)	(0.13)	0.00	3.75	(6.4)	55	3.01		3.13		1.77		45
2010	3.66	0.09	0.50	0.59	(0.11)	(0.11)	—	4.14	16.4	69	2.37		2.62		1.77		68
2009	2.63	0.13	1.04	1.17	(0.14)	(0.14)	0.00	3.66	45.2	67	3.97		3.12		1.79		62
2008(g)	4.62	0.08	(1.95)	(1.87)	(0.12)	(0.12)	0.00	2.63	(41.2)	29	2.14	(e)	3.13	(e)	1.77	(e)	110

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the years ended December 31, 2011, 2010, and 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.01%, and 2.00% (Class AAA and Class A), 2.75%, 2.76%, and 2.75% (Class C), and 1.75%, 1.76%, and 1.75% (Class I), respectively.

For the years ended December 31, 2012 and 2009, the effect of the interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred during the year ended December 31, 2009, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class I), respectively. The effect of tax expense during the years ended December 31, 2012, 2011, 2010, and 2008 was minimal. During the six months ended June 30, 2013, there was no tax expense.

(d)	For the six months ended June 30, 2013, unaudited.
(e)	Annualized.
(f)	Amount represents less than $500.
(g)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited)

1. Organization. Effective April 30, 2013, The GAMCO Vertumnus Fund changed its name to The Gabelli Global Rising Income and Dividend Fund with a corresponding change in the name of each of its Classes of Shares. The Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is to obtain a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

In conjunction with the Fund’s name change, the Fund implemented a policy to invest, under normal circumstances, at least 80% of its net assets in dividend paying securities.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$2,657,744	$ 0	$2,657,744
Corporate Bonds (a)	—	20,000	—	20,000
Common Stocks (a)	$5,304,614	—	—	5,304,614
Convertible Preferred Stocks (a)	—	111,460	—	111,460
U.S. Government Obligations	—	2,743,577	—	2,743,577

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,304,614	$5,532,781	$ 0	$10,837,395

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

10

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at June 30, 2013.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are

11

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts

12

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent; adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund paid ordinary income distributions for the year ended December 31, 2012 of $89,977.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

13

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

Capital Loss Carryforward Available through 2016	$1,178,191
Capital Loss Carryforward Available through 2017	379,911

Total Capital Loss Carryforwards	$1,558,102

On December 31, 2012, there was a large redemption by an unaffiliated shareholder. The reduction in assets caused a change in control of ownership of the Fund. This change in the control of ownership will limit the Fund’s ability to utilize capital loss carryforwards in future years.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$10,141,875	$1,184,349	$(488,829)	$695,520

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any interest or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2014, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2013, the Adviser reimbursed the Fund in the amount of $36,937. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreements are renewable annually. For the six months ended June 30, 2013, the cumulative amount which the Fund may repay the Adviser is $209,835.

14

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

For the year ended December 31, 2011, expiring December 31, 2013	$99,508
For the year ended December 31, 2012, expiring December 31, 2014	73,390
For the six months ended June 30, 2013, expiring December 31, 2015	36,937

$209,835

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $4,432,202 and $4,010,580, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $2,162 to G.research, Inc. (formerly “Gabelli & Company, Inc.”), an affiliate of the Adviser. Additionally the Distributor retained a total of $11 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2013.

As of June 30, 2013, the Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaims pecuniary interest.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2013, there were no borrowings under the line of credit.

15

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a front-end sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012, amounted to $10 and $214, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	597,642	$2,367,724	2,077,480	$7,906,666
Shares issued upon reinvestment of distributions	—	—	20,521	78,173
Shares redeemed	(491,010)	(1,984,279)	(1,454,664)	(5,577,835)

Net increase	106,632	$383,445	643,337	$2,407,004

Class A
Shares sold	1,766	$7,277	2,684	$10,343
Shares issued upon reinvestment of distributions	—	—	361	1,379
Shares redeemed	(18,161)	(73,398)	(20,931)	(80,366)

Net decrease	(16,395)	$(66,121)	(17,886)	$(68,644)

Class C
Shares sold	—	$—	6,992	$23,849
Shares issued upon reinvestment of distributions	—	—	62	216
Shares redeemed	(6,530)	(22,599)	(12,741)	(43,800)

Net decrease	(6,530)	$(22,599)	(5,687)	$(19,735)

Class I
Shares sold	749	$3,040	517,045	$1,992,490
Shares issued upon reinvestment of distributions	—	—	892	3,442
Shares redeemed	(109,982)	(444,661)	(31,930)	(122,220)

Net increase/(decrease)	(109,233)	$(441,621)	486,007	$1,873,712

9. Significant Shareholder. As of June 30, 2013, approximately 61.1% of the Fund was beneficially owned by the Adviser and its affiliates.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

16

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

12. Subsequent Events. The Fund effected a 1-for-5 reverse stock split on August 9, 2013, as approved by the Board of Directors. The net asset value of each share class increased proportionately.

Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

18

THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q213SR

The GAMCO Global Growth Fund

Semiannual Report — June 30, 2013

Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 9.2% compared with an increase of 4.7% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (2/7/94)
Class AAA (GICPX)	9.19%	22.00%	3.88%	8.04%	8.67%
MSCI AC World Free Index	4.73	14.04	0.02	5.41	4.17(d)
Lipper Global Large-Cap Growth Fund Average	6.72	16.45	2.77	7.33	N/A
Class A (GGGAX)	9.19	21.97	3.88	8.05	8.68
With sales charge (b)	2.92	14.96	2.66	7.41	8.35
Class C (GGGCX)	8.77	21.09	3.10	7.23	8.11
With contingent deferred sales charge (c)	7.77	20.09	3.10	7.23	8.11
Class I (GAGIX)	9.32	22.26	4.16	8.21	8.75

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.90%, 1.90%, 2.65%, and 1.65%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for period of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of January 31, 1994.

The GAMCO Global Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*

The GAMCO Global Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$1,091.90	1.83%	$ 9.49
Class A	$1,000.00	$1,091.90	1.83%	$ 9.49
Class C	$1,000.00	$1,087.70	2.58%	$13.35
Class I	$1,000.00	$1,093.20	1.58%	$ 8.20
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.72	1.83%	$ 9.15
Class A	$1,000.00	$1,015.72	1.83%	$ 9.15
Class C	$1,000.00	$1,012.00	2.58%	$12.87
Class I	$1,000.00	$1,016.96	1.58%	$ 7.90

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The GAMCO Global Growth Fund

Consumer Discretionary	18.9%
Consumer Staples	15.9%
Industrials	14.3%
Financials	14.3%
Information Technology	12.7%
Energy	10.5%

Health Care	10.2%
Materials	1.7%
Telecommunication Services	1.2%
U.S. Government Obligations	0.4%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Growth Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.7%
	CONSUMER DISCRETIONARY — 18.9%
900	Amazon.com Inc.†	$121,952	$249,921
700	AutoZone Inc.†	265,610	296,583
6,500	Burberry Group plc, ADR	258,842	267,800
8,000	CBS Corp., Cl. B, Non-Voting	219,054	390,960
5,900	Christian Dior SA	740,055	952,282
12,000	Comcast Corp., Cl. A, Special	280,777	476,040
13,314	Compagnie Financiere Richemont SA, Cl. A	641,916	1,177,687
7,800	DIRECTV†	379,460	480,636
6,000	Discovery Communications Inc., Cl. A†	330,379	463,260
3,700	Henkel AG & Co. KGaA	291,308	290,169
9,800	Hennes & Mauritz AB, Cl. B	283,153	322,083
11,500	Honda Motor Co. Ltd., ADR	454,121	428,375
8,300	Liberty Global plc, Cl. A†	599,981	614,864
15,600	Luxottica Group SpA	761,208	788,671
8,000	Macy’s Inc.	233,742	384,000
8,000	Michael Kors Holdings Ltd.†	472,416	496,160
21,800	News Corp., Cl. A	570,330	710,680
6,000	NIKE Inc., Cl. B	342,679	382,080
500	priceline.com Inc.†	291,638	413,565
2,000	Ralph Lauren Corp.	107,888	347,480
13,300	Starbucks Corp.	521,396	871,017
5,000	The Home Depot Inc.	179,875	387,350
10,800	The Swatch Group AG	782,063	1,017,627
6,200	Tiffany & Co.	390,872	451,608
7,800	Viacom Inc., Cl. B	371,280	530,790

	TOTAL CONSUMER DISCRETIONARY	9,891,995	13,191,688

	CONSUMER STAPLES — 15.9%
5,500	Beam Inc.	251,021	347,105
5,400	Colgate-Palmolive Co.	214,317	309,366
5,300	Costco Wholesale Corp.	295,184	586,021
3,600	CVS Caremark Corp.	215,388	205,848
8,371	Danone SA	548,748	628,266
50,000	Davide Campari - Milano SpA	151,094	362,182
43,500	Diageo plc	774,828	1,243,840
6,700	Heineken NV	494,690	426,893
3,400	L’Oreal SA	515,913	558,730
4,300	Mead Johnson Nutrition Co.	313,163	340,689
10,000	Mondelez International Inc., Cl. A	314,696	285,300
26,400	Nestlé SA	1,319,804	1,731,491
4,100	PepsiCo Inc.	260,424	335,339
7,456	Pernod-Ricard SA	585,587	826,773
5,900	Philip Morris International Inc.	525,639	511,058
4,000	Reckitt Benckiser Group plc	281,751	282,777
11,300	The Coca-Cola Co.	298,829	453,243
5,000	The Estee Lauder Companies Inc., Cl. A	242,220	328,850
9,000	Unilever NV - NY Shares	355,792	353,790

Shares		Cost	Market Value
5,000	Wal-Mart Stores Inc.	$360,036	$372,450
5,600	Whole Foods Market Inc.	169,967	288,288
11,100	Woolworths Ltd.	182,007	333,072

	TOTAL CONSUMER STAPLES	8,671,098	11,111,371

	INDUSTRIALS — 14.3%
3,900	B/E Aerospace Inc.†	240,680	246,012
3,000	Caterpillar Inc.	293,207	247,470
3,200	Cummins Inc.	326,887	347,072
7,600	Eaton Corp. plc	417,515	500,156
6,000	Emerson Electric Co.	318,295	327,240
14,200	Experian plc	246,581	246,861
3,700	FANUC Corp.	325,019	536,459
7,500	Flowserve Corp.	225,511	405,075
26,000	Fuji Heavy Industries Ltd.	625,850	640,956
39,000	General Electric Co.	797,836	904,410
7,000	Honeywell International Inc.	307,322	555,380
11,500	Jardine Matheson Holdings Ltd.	326,458	695,750
9,500	Nielsen Holdings NV	284,572	319,105
6,000	PACCAR Inc.	255,216	321,960
5,100	Precision Castparts Corp.	606,804	1,152,651
6,600	Schneider Electric SA	512,415	478,768
5,000	Secom Co. Ltd.	186,467	272,232
3,300	Siemens AG	322,264	333,539
6,300	Union Pacific Corp.	664,231	971,964
5,000	United Technologies Corp.	270,444	464,700

	TOTAL INDUSTRIALS	7,553,574	9,967,760

	FINANCIALS — 14.3%
13,000	American International Group Inc.†	461,719	581,100
29,500	Bank of America Corp.	241,717	379,370
25,000	Cheung Kong (Holdings) Ltd.	386,389	339,090
1,533	China Life Insurance Co. Ltd., ADR	35,142	53,471
10,000	Citigroup Inc.	387,208	479,700
35,700	JPMorgan Chase & Co.	1,217,976	1,884,603
8,000	Julius Baer Group Ltd.	276,686	312,445
49,200	Morgan Stanley	739,297	1,201,956
6,100	Royal Bank of Canada	330,102	355,691
17,300	Schroders plc	253,505	574,404
2,220	Shopping Centres Australasia Property Group	3,260	3,228
142,000	Skandinaviska Enskilda Banken AB, Cl. A	938,890	1,357,302
50,000	Swire Pacific Ltd., Cl. A	554,772	605,334
9,700	The Goldman Sachs Group Inc.	948,370	1,467,125
4,200	The Toronto-Dominion Bank	340,080	337,554

	TOTAL FINANCIALS	7,115,113	9,932,373

	INFORMATION TECHNOLOGY — 12.7%
2,600	Apple Inc.	1,189,189	1,029,808
6,900	Check Point Software Technologies Ltd.†	352,456	342,792
10,500	eBay Inc.†	451,653	543,060
21,000	EMC Corp.	498,149	496,020

See accompanying notes to financial statements.

4

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
9,400	Facebook Inc., Cl. A†	$302,277	$233,684
1,500	Google Inc., Cl. A†	863,358	1,320,555
2,600	International Business Machines Corp.	334,570	496,886
3,700	Keyence Corp.	632,712	1,180,732
1,500	MasterCard Inc., Cl. A	292,838	861,750
22,500	Microsoft Corp.	634,940	776,925
7,500	QUALCOMM Inc.	486,109	458,100
4,100	SAP AG	317,809	300,245
4,500	Visa Inc., Cl. A	319,901	822,375

	TOTAL INFORMATION TECHNOLOGY	6,675,961	8,862,932

	ENERGY — 10.5%
25,400	BP plc, ADR	1,092,657	1,060,196
4,500	Cabot Oil & Gas Corp.	176,738	319,590
10,500	ConocoPhillips	624,077	635,250
4,000	Continental Resources Inc.†	297,621	344,240
12,400	EOG Resources Inc.	1,260,624	1,632,832
7,000	Occidental Petroleum Corp.	602,068	624,610
9,200	Pioneer Natural Resources Co.	990,788	1,331,700
5,700	Royal Dutch Shell plc, Cl. A, ADR	394,864	363,660
10,400	Schlumberger Ltd.	687,901	745,264
13,500	Statoil ASA, ADR	330,693	279,315

	TOTAL ENERGY	6,458,031	7,336,657

	HEALTH CARE — 10.2%
10,000	Abbott Laboratories	301,411	348,800
4,300	Allergan Inc.	355,991	362,232
2,700	Amgen Inc.	226,923	266,382
2,900	Bayer AG	301,053	309,266
4,800	Becton, Dickinson and Co.	393,415	474,384
900	Biogen Idec Inc.†	131,439	193,680
1,800	Celgene Corp.†	137,526	210,438
1,600	DaVita HealthCare Partners Inc.†	194,808	193,280
6,000	Express Scripts Holding Co.†	347,644	370,140
5,000	Gilead Sciences Inc.†	214,646	256,050
6,600	Hisamitsu Pharmaceutical Co. Inc.	159,368	335,390
11,000	Johnson & Johnson	733,850	944,460
11,500	Novartis AG, ADR	714,938	813,165
2,100	Novo Nordisk A/S, Cl. B	143,317	327,272
8,000	Roche Holding AG, ADR	320,590	494,920
2,600	Roche Holding AG, Genusschein	255,977	646,869

Shares		Cost	Market Value
7,000	Sanofi, ADR	$323,285	$360,570
4,400	Takeda Pharmaceutical Co. Ltd.	214,043	198,750

	TOTAL HEALTH CARE	5,470,224	7,106,048

	MATERIALS — 1.7%
5,500	E. I. du Pont de Nemours and Co.	258,935	288,750
2,600	Ecolab Inc.	225,307	221,494
3,800	Monsanto Co.	193,369	375,440
1,800	The Sherwin-Williams Co.	254,886	317,880

	TOTAL MATERIALS	932,497	1,203,564

	TELECOMMUNICATION SERVICES — 1.2%
7,800	Verizon Communications Inc.	342,625	392,652
14,000	Vodafone Group plc, ADR	408,778	402,360

	TOTAL TELECOMMUNICATION SERVICES	751,403	795,012

	TOTAL COMMON STOCKS	53,519,896	69,507,405

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$294,000	U.S. Treasury Bills, 0.070% to 0.090%††, 11/21/13 to 12/19/13	293,889	293,895

	TOTAL INVESTMENTS — 100.1%	$53,813,785	69,801,300

	Other Assets and Liabilities (Net) — (0.1)%		(80,165)

	NET ASSETS — 100.0%		$69,721,135

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	61.5%	$42,947,135
Europe	29.7	20,735,166
Japan	5.2	3,592,894
Asia/Pacific	3.6	2,526,105
	100.0%	$69,801,300

See accompanying notes to financial statements.

5

The GAMCO Global Growth Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $53,813,785)	$69,801,300
Cash	1,187
Receivable for investments sold	456,931
Receivable for Fund shares sold	899
Dividends receivable	102,535
Prepaid expenses	27,409

Total Assets	70,390,261

Liabilities:
Payable for investments purchased	457,076
Payable for Fund shares redeemed	43,407
Payable for investment advisory fees	58,229
Payable for distribution fees	14,774
Payable for accounting fees	7,500
Payable for shareholder communications expenses	38,004
Other accrued expenses	50,136

Total Liabilities	669,126

Net Assets (applicable to 2,408,154 shares outstanding)	$69,721,135

Net Assets Consist of:
Paid-in capital	$47,617,009
Accumulated net investment income	61,355
Accumulated net realized gain on investments and foreign currency transactions	6,056,095
Net unrealized appreciation on investments	15,987,515
Net unrealized depreciation on foreign currency translations	(839)

Net Assets	$69,721,135

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($66,490,505 ÷ 2,294,562 shares outstanding; 75,000,000 shares authorized)	$28.98

Class A:
Net Asset Value and redemption price per share ($1,444,969 ÷ 49,859 shares outstanding; 50,000,000 shares authorized)	$28.98

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$30.75

Class C:
Net Asset Value and offering price per share ($710,448 ÷ 26,777 shares outstanding; 25,000,000 shares authorized)	$26.53	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,075,213 ÷ 36,956 shares outstanding; 25,000,000 shares authorized)	$29.09

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $37,380)	$786,948
Interest	326

Total Investment Income	787,274

Expenses:
Investment advisory fees	346,627
Distribution fees - Class AAA	82,858
Distribution fees - Class A	1,722
Distribution fees - Class C	3,425
Shareholder communications expenses	40,916
Shareholder services fees	30,837
Custodian fees	29,366
Legal and audit fees	25,331
Accounting fees	22,500
Registration expenses	19,600
Directors’ fees	11,714
Interest expense	116
Miscellaneous expenses	19,054

Total Expenses	634,066

Less:
Custodian fee credits	(111)

Net Expenses	633,955

Net Investment Income	153,319

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	4,230,260
Net realized loss on foreign currency transactions	(108)

Net realized gain on investments and foreign currency transactions	4,230,152

Net change in unrealized appreciation/depreciation on investments	1,620,920
on foreign currency translations	(949)

Net change in unrealized appreciation on investments and foreign currency translations	1,619,971

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	5,850,123

Net Increase in Net Assets Resulting from Operations	$6,003,442

See accompanying notes to financial statements.

6

The GAMCO Global Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$153,319	$51,996
Net realized gain on investments and foreign currency transactions	4,230,152	2,109,991
Net change in unrealized appreciation on investments and foreign currency translations	1,619,971	8,305,223

Net Increase in Net Assets Resulting from Operations	6,003,442	10,467,210

Distributions to Shareholders:
Net investment income
Class AAA	—	(49,054)
Class A	—	(1,092)
Class I	—	(2,580)

	—	(52,726)

Net realized gain
Class AAA	—	(2,171,715)
Class A	—	(40,065)
Class C	—	(22,434)
Class I	—	(27,427)

	—	(2,261,641)

Total Distributions to Shareholders	—	(2,314,367)

Capital Share Transactions:
Class AAA	(2,008,995)	(3,908,206)
Class A	170,607	48,792
Class C	51,853	199,142
Class I	188,252	291,327

Net Decrease in Net Assets from Capital Share Transactions	(1,598,283)	(3,368,945)

Redemption Fees	271	3

Net Increase in Net Assets	4,405,430	4,783,901
Net Assets:
Beginning of period	65,315,705	60,531,804

End of period (including undistributed net investment income of $61,355 and $0, respectively)	$69,721,135	$65,315,705

See accompanying notes to financial statements.

7

The GAMCO Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2013(c)	$26.54	$ 0.06	$ 2.38	$ 2.44	—	—	—	—	$0.00	$28.98	9.2%	$66,491	0.44%(d)	1.83%(d)	18%
2012	23.32	0.02	4.16	4.18	$(0.02)	$(0.94)	—	$(0.96)	0.00	26.54	18.0	62,746	0.09	1.90	42
2011	24.35	(0.01)	(1.02)	(1.03)	—	—	—	—	0.00	23.32	(4.2)	58,753	(0.03)	1.84	45
2010	21.31	(0.09)	3.13	3.04	—	—	—	—	0.00	24.35	14.3	67,782	(0.42)	1.87	34
2009	14.91	(0.05)	6.45	6.40	—	—	—	—	0.00	21.31	42.9	67,292	(0.29)	1.97	45
2008	26.89	(0.02)	(11.86)	(11.88)	(0.10)	—	—	(0.10)	0.00	14.91	(44.2)	51,441	(0.07)	1.80	67
Class A
2013(c)	$26.54	$ 0.07	$ 2.37	$ 2.44	—	—	—	—	$0.00	$28.98	9.2%	$ 1,445	0.46%(d)	1.83%(d)	18%
2012	23.33	0.02	4.16	4.18	$(0.03)	$(0.94)	—	$(0.97)	0.00	26.54	17.9	1,161	0.07	1.90	42
2011	24.35	(0.01)	(1.01)	(1.02)	—	—	—	—	0.00	23.33	(4.2)	976	(0.04)	1.84	45
2010	21.31	(0.09)	3.13	3.04	—	—	—	—	0.00	24.35	14.3	1,193	(0.42)	1.87	34
2009	14.91	(0.06)	6.46	6.40	—	—	—	—	0.00	21.31	42.9	1,115	(0.32)	1.97	45
2008	26.88	(0.02)	(11.86)	(11.88)	(0.09)	—	—	(0.09)	0.00	14.91	(44.2)	1,006	(0.09)	1.80	67
Class C
2013(c)	$24.39	$(0.04)	$ 2.18	$ 2.14	—	—	—	—	$0.00	$26.53	8.8%	$ 710	(0.28)%(d)	2.58%(d)	18%
2012	21.64	(0.17)	3.86	3.69	—	$(0.94)	—	$(0.94)	0.00	24.39	17.1	603	(0.72)	2.65	42
2011	22.76	(0.17)	(0.95)	(1.12)	—	—	—	—	0.00	21.64	(4.9)	354	(0.77)	2.59	45
2010	20.07	(0.23)	2.92	2.69	—	—	—	—	0.00	22.76	13.4	374	(1.17)	2.62	34
2009	14.15	(0.19)	6.11	5.92	—	—	—	—	0.00	20.07	41.8	317	(1.11)	2.72	45
2008	25.54	(0.21)	(11.18)	(11.39)	—	—	—	—	0.00	14.15	(44.6)	168	(0.98)	2.55	67
Class I
2013(c)	$26.61	$ 0.11	$ 2.37	$ 2.48	—	—	—	—	$0.00	$29.09	9.3%	$ 1,075	0.76%(d)	1.58%(d)	18%
2012	23.38	0.08	4.18	4.26	$(0.09)	$(0.94)	—	$(1.03)	0.00	26.61	18.3	805	0.30	1.65	42
2011	24.34	0.05	(1.01)	(0.96)	—	—	—	—	0.00	23.38	(3.9)	449	0.21	1.59	45
2010	21.25	(0.04)	3.13	3.09	—	—	—	—	0.00	24.34	14.5	460	(0.17)	1.62	34
2009	14.83	0.00(b)	6.44	6.44	(0.00)(b)	—	$(0.02)	(0.02)	0.00	21.25	43.4	441	0.02	1.72	45
2008(e)	25.35	0.06	(10.36)	(10.30)	(0.22)	—	—	(0.22)	0.00	14.83	(40.6)	737	0.28(d)	1.55(d)	67

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2013, unaudited.
(d)	Annualized.
(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Growth Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$69,507,405	—	$69,507,405
U.S. Government Obligations	—	$293,895	293,895

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$69,507,405	$293,895	$69,801,300

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2013, foreign common stock was transferred from Level 2 to Level 1 due to the application, at December 31, 2012, of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $19,758,883 or 30% of total investments as of December 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

10

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at June 30, 2013.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

11

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign

12

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$367,685
Net long term capital gains	1,946,682

Total distributions paid	$2,314,367

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$53,822,640	$16,694,393	$(715,733)	$15,978,660

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

13

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $12,320,910 and $13,837,776, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $771 to G.research, Inc. (formerly “Gabelli & Company, Inc.”), an affiliate of the Adviser. Additionally the Distributor retained a total of $111 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2013, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2013 was $6,615 with a weighted average interest rate of 1.17%. The maximum amount borrowed at any time during the six months ended June 30, 2013 was $192,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) for one year after purchase.

14

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013, and the year ended December 31, 2012 amounted to $271 and $3, respectively.

Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2013		Year Ended
	(Unaudited)		December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	77,865	$2,233,967	179,632	$4,621,539
Shares issued upon reinvestment of distributions	—	—	80,540	2,128,684
Shares redeemed	(147,660)	(4,242,962)	(415,058)	(10,658,429)

Net decrease	(69,795)	$(2,008,995)	(154,886)	$(3,908,206)

Class A
Shares sold	8,079	$228,183	4,948	$126,945
Shares issued upon reinvestment of distributions	—	—	1,263	33,387
Shares redeemed	(1,977)	(57,576)	(4,296)	(111,540)

Net increase	6,102	$170,607	1,915	$48,792

Class C
Shares sold	4,595	$120,633	14,347	$345,629
Shares issued upon reinvestment of distributions	—	—	908	22,057
Shares redeemed	(2,538)	(68,780)	(6,902)	(168,544)

Net increase	2,057	$51,853	8,353	$199,142

Class I
Shares sold	10,440	$293,344	13,510	$352,816
Shares issued upon reinvestment of distributions	—	—	1,016	26,914
Shares redeemed	(3,743)	(105,092)	(3,444)	(88,403)

Net increase	6,697	$188,252	11,082	$291,327

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the Fund by one investor who was banned from the Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who is also an officer of the Fund and other funds in the Gabelli/GAMCO complex, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

15

The GAMCO Global Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE
Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE
Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)

Team Managed

SMALL CAP
Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $3 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH
GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH
GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME
Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY
Gabelli Global Rising Income and Dividend Fund (Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR
GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE
Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN
GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing.

The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G. distributors, LLC, One Corporate Center, Rye, NY 10580.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and Acting Chief Compliance Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q213SR

The GAMCO Global Opportunity Fund Semiannual Report — June 30, 2013

Caesar M. P. Bryan
Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 3.8% compared with an increase of 4.7% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
					Inception
	Six Months	1 Year	5 Year	10 Year	(5/11/98)
Class AAA (GABOX)	3.81%	16.63%	2.96%	8.14%	6.58%
MSCI AC World Free Index	4.73	14.04	0.02	5.41	2.23(d)
Lipper Global Large-Cap Growth Fund Average	6.72	16.45	2.77	7.33	4.18(e)
Lipper Global Multi-Cap Growth Fund Average	6.50	16.59	3.44	8.73	5.08(f)
Class A (GOCAX)	3.83	16.63	2.96	8.13	6.59
With sales charge (b)	(2.14)	9.92	1.75	7.50	6.17
Class C (GGLCX)	3.43	15.77	2.20	7.48	6.21
With contingent deferred sales charge (c)	2.43	14.77	2.20	7.48	6.21
Class I (GLOIX)	3.95	17.01	3.25	8.30	6.69

In the current prospectus dated April 30, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.91%, 2.91%, 3.66%, and 2.66%, respectively, and the net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Average and the Lipper Global Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of May 29, 1998.
(e)	Lipper Global Large-Cap Growth Fund Average since inception performance is as of June 30, 1998.
(f)	Lipper Global Multi-Cap Growth Fund Average since inception performance is as of September 30, 1998.

The GAMCO Global Opportunity Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*

The GAMCO Global Opportunity Fund

Actual Fund Return
Class AAA	$1,000.00	$1,038.10	2.00%	$10.11
Class A	$1,000.00	$1,038.30	2.00%	$10.11
Class C	$1,000.00	$1,034.30	2.75%	$13.87
Class I	$1,000.00	$1,039.50	1.75%	$ 8.85
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$ 9.99
Class A	$1,000.00	$1,014.88	2.00%	$ 9.99
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,016.12	1.75%	$ 8.75

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The GAMCO Global Opportunity Fund

Consumer Staples	21.2%
Industrials	20.2%
Consumer Discretionary	15.9%
Information Technology	11.1%
Materials	8.7%
Health Care	7.8%

Financials	6.8%
Energy	6.6%
Telecommunication Services	1.6%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at  www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The GAMCO Global Opportunity Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.9%
	CONSUMER STAPLES — 21.2%
2,000	Beam Inc.	$99,825	$126,220
6,500	British American Tobacco plc	167,643	332,919
1,300	Danone SA	77,722	97,569
7,000	Diageo plc	97,896	200,158
2,280	Dr Pepper Snapple Group Inc.	54,395	104,720
1,100	FamilyMart Co. Ltd.	49,338	46,915
3,000	General Mills Inc.	74,401	145,590
3,000	Heineken Holding NV	140,229	168,322
900	Hillshire Brands Co.	20,412	29,772
1,400	Japan Tobacco Inc.	51,691	49,476
3,000	Mead Johnson Nutrition Co.	129,424	237,690
2,260	Pernod-Ricard SA	181,478	250,604
2,150	Philip Morris International Inc.	74,934	186,233
2,000	The Procter & Gamble Co.	110,564	153,980
2,750	Wesfarmers Ltd.	79,950	99,595

	TOTAL CONSUMER STAPLES	1,409,902	2,229,763

	INDUSTRIALS — 20.2%
3,000	CNH Global NV	86,608	124,980
1,000	FANUC Corp.	101,606	144,989
2,000	Fortune Brands Home & Security Inc.	28,156	77,480
15,250	Glencore Xstrata plc	82,406	63,124
4,300	Jardine Matheson Holdings Ltd.	137,142	260,150
3,600	Komatsu Ltd.	76,536	83,231
3,000	L-3 Communications Holdings Inc.	122,612	257,220
2,500	Lockheed Martin Corp.	61,439	271,150
4,000	Mitsui & Co. Ltd.	86,284	50,252
2,600	Precision Castparts Corp.	38,545	587,626
1,000	SMC Corp.	124,202	200,847

	TOTAL INDUSTRIALS	945,536	2,121,049

	CONSUMER DISCRETIONARY — 15.9%
1,500	AMC Networks Inc., CI. A†	12,414	98,115
2,200	Christian Dior SA	132,254	355,088
7,500	Compagnie Financiere Richemont SA, Cl. A	96,573	663,411
3,000	DIRECTV†	145,601	184,860
30,000	Genting Berhad	106,333	99,130
1,300	Honda Motor Co. Ltd.	53,322	48,301
6,000	Liberty Interactive Corp., CI. A†	103,842	138,060
404	Liberty Ventures, CI. A†	15,281	34,344
4,000	Rakuten Inc.	49,486	47,308

	TOTAL CONSUMER DISCRETIONARY	715,106	1,668,617

	INFORMATION TECHNOLOGY — 11.1%
2,000	Canon Inc.	103,501	65,235
725	Google Inc., CI. A†	248,800	638,268

Shares		Cost	Market Value
500	Keyence Corp.	$93,284	$159,558
9,000	Microsoft Corp.	236,625	310,770

	TOTAL INFORMATION TECHNOLOGY	682,210	1,173,831

	MATERIALS — 8.7%
2,200	Agnico Eagle Mines Ltd.	126,105	60,588
22,000	Antofagasta plc	26,323	266,016
3,600	BHP Billiton plc	114,493	92,097
2,500	Monsanto Co.	174,388	247,000
2,000	Newcrest Mining Ltd.	60,284	18,940
1,830	Rio Tinto plc	77,490	74,677
400	Syngenta AG	114,992	156,519

	TOTAL MATERIALS	694,075	915,837

	HEALTH CARE — 7.8%
1,600	Cochlear Ltd.	61,207	90,299
4,400	Novartis AG	174,161	312,572
1,700	Roche Holding AG, Genusschein	136,625	422,953

	TOTAL HEALTH CARE	371,993	825,824

	FINANCIALS — 6.8%
5,000	Cheung Kong (Holdings) Ltd.	63,610	67,818
16,000	Hongkong Land Holdings Ltd.	62,764	109,920
10,000	Kinnevik Investment AB, Cl. B	230,284	256,334
5,500	Schroders plc	100,679	182,614
32,000	Swire Properties Ltd.	76,525	94,687

	TOTAL FINANCIALS	533,862	711,373

	ENERGY — 6.6%
1,200	EOG Resources Inc.	133,358	158,016
1,200	Occidental Petroleum Corp.	124,972	107,076
500	Pioneer Natural Resources Co.	67,020	72,375
5,000	Schlumberger Ltd.	165,719	358,300

	TOTAL ENERGY	491,069	695,767

	TELECOMMUNICATION SERVICES — 1.6%
3,800	Telephone & Data Systems Inc.	67,481	93,670
2,000	United States Cellular Corp.	107,123	73,380

	TOTAL TELECOMMUNICATION SERVICES	174,604	167,050

	TOTAL COMMON STOCKS	6,018,357	10,509,111

	TOTAL INVESTMENTS — 99.9%	$6,018,357	10,509,111

	Other Assets and Liabilities (Net) — 0.1%		13,987

	NET ASSETS — 100.0%		$10,523,098

†	Non-income producing security.

See accompanying notes to financial statements.

4

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	45.2%	$4,752,504
Europe	38.3	4,019,957
Japan	8.5	896,111
Asia/Pacific	8.0	840,539

	100.0%	$10,509,111

See accompanying notes to financial statements.

5

The GAMCO Global Opportunity Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $6,018,357)	$10,509,111
Cash	25,142
Receivable for Fund shares sold	375
Receivable from Adviser	5,922
Prepaid expenses	19,486
Dividends receivable	22,135

Total Assets	10,582,171

Liabilities:
Payable for Fund shares redeemed	500
Payable for investment advisory fees	8,771
Payable for distribution fees	2,085
Payable for shareholder communications expenses	26,259
Payable for legal and audit fees	10,971
Payable for custodian fees	6,135
Other accrued expenses	4,352

Total Liabilities	59,073

Net Assets (applicable to 501,969 shares outstanding)	$10,523,098

Net Assets Consist of:
Paid-in capital	$7,130,701
Accumulated net investment income	38,536
Accumulated net realized loss on investments and foreign currency transactions	(1,136,480)
Net unrealized appreciation on investments	4,490,754
Net unrealized depreciation on foreign currency translations	(413)

Net Assets	$10,523,098

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,712,384 ÷ 463,314 shares outstanding; 75,000,000 shares authorized)	$20.96
Class A:
Net Asset Value and redemption price per share ($223,616 ÷ 10,711 shares outstanding; 50,000,000 shares authorized)	$20.88
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.15
Class C:
Net Asset Value and offering price per share ($17,191 ÷ 838.6 shares outstanding; 25,000,000 shares authorized)	$20.50 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($569,907 ÷ 27,105 shares outstanding; 25,000,000 shares authorized)	$21.03

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,063)	$144,985
Interest	30

Total Investment Income	145,015

Expenses:
Investment advisory fees	53,059
Distribution fees - Class AAA	12,255
Distribution fees - Class A	287
Distribution fees - Class C	86
Shareholder communications expenses	18,152
Custodian fees	17,040
Registration expenses	13,852
Legal and audit fees	11,213
Shareholder services fees	6,677
Directors’ fees	1,819
Interest expense	107
Miscellaneous expenses	17,609

Total Expenses	152,156

Less:
Expenses reimbursed by Adviser (See Note 3)	(46,280)
Custodian fee credits	(287)

Total Reimbursements and Credits	(46,567)

Net Expenses	105,589

Net Investment Income	39,426

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	131,520
Net realized gain on foreign currency transactions	82

Net realized gain on investments and foreign currency transactions	131,602

Net change in unrealized appreciation/depreciation:
on investments	229,994
on foreign currency translations	(366)

Net change in unrealized appreciation on investments and foreign currency translations	229,628

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	361,230

Net Increase in Net Assets Resulting from Operations	$400,656

See accompanying notes to financial statements.

6

The GAMCO Global Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$39,426	$70,359
Net realized gain on investments and foreign currency transactions	131,602	609,088
Net change in unrealized appreciation on investments and foreign currency translations	229,628	802,085

Net Increase in Net Assets Resulting from Operations	400,656	1,481,532

Distributions to Shareholders:
Net investment income
Class AAA	—	(63,394)
Class A	—	(1,552)
Class C	—	(2)
Class I	—	(4,922)

Total Distributions to Shareholders	—	(69,870)

Capital Share Transactions:
Class AAA	(309,316)	(1,941,632)
Class A	(5,284)	27,778
Class B*	—	(1,791)
Class C	—	2
Class I	12,337	228,622

Net Decrease in Net Assets from Capital Share Transactions	(302,263)	(1,687,021)

Redemption Fees	—	3

Net Increase/(Decrease) in Net Assets	98,393	(275,356)
Net Assets:
Beginning of period	10,424,705	10,700,061

End of period (including undistributed net investment income of $ 38,536 and $ 0, respectively)	$10,523,098	$10,424,705

*	Class B Shares were fully redeemed and closed on April 4, 2012.

See accompanying notes to financial statements.

7

The GAMCO Global Opportunity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital(b)	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimburse- ment	Operating Expenses Net of Reimburse- ment(c)	Portfolio Turnover Rate
Class AAA
2013(d)	$20.19	$ 0.08	$ 0.69	$ 0.77	—	—	—	—	$20.96	3.8%	$ 9,712	0.73%(e)	2.87%(e)	2.00%(e)	3%
2012	17.67	0.12	2.53	2.65	$(0.13)	—	$(0.13)	$0.00	20.19	15.0	9,651	0.65	2.91	2.00	6
2011	19.57	0.04	(1.89)	(1.85)	(0.05)	—	(0.05)	0.00	17.67	(9.5)	10,258	0.23	2.60	2.01	7
2010	16.53	(0.02)	3.06	3.04	—	—	—	0.00	19.57	18.4	13,263	(0.15)	2.66	2.01	5
2009	12.18	0.02	4.54	4.56	(0.21)	$(0.00)	(0.21)	0.00	16.53	37.4	13,280	0.16	2.72	2.05	8
2008	20.59	0.14	(8.54)	(8.40)	(0.01)	—	(0.01)	0.00	12.18	(40.8)	11,843	0.83	2.25	2.01	14
Class A
2013(d)	$20.11	$ 0.08	$ 0.69	$ 0.77	—	—	—	—	$20.88	3.8%	$ 224	0.75%(e)	2.87%(e)	2.00%(e)	3%
2012	17.61	0.11	2.53	2.64	$(0.14)	—	$(0.14)	$0.00	20.11	15.0	220	0.57	2.91	2.00	6
2011	19.51	0.04	(1.88)	(1.84)	(0.06)	—	(0.06)	0.00	17.61	(9.5)	166	0.22	2.60	2.01	7
2010	16.48	(0.00)(b)	3.03	3.03	—	—	—	0.00	19.51	18.4	166	(0.03)	2.66	2.01	5
2009	12.14	0.01	4.54	4.55	(0.21)	$(0.00)	(0.21)	0.00	16.48	37.5	171	0.11	2.72	2.05	8
2008	20.54	0.12	(8.51)	(8.39)	(0.01)	—	(0.01)	0.00	12.14	(40.8)	120	0.69	2.25	2.01	14
Class C
2013(d)	$19.82	$(0.00)(b)	$ 0.68	$ 0.68	—	—	—	—	$20.50	3.4%	$ 17	(0.01)%(e)	3.62%(e)	2.75%(e)	3%
2012	17.36	(0.02)	2.48	2.46	$(0.00)(b)	—	$(0.00)(b)	—	19.82	14.2	17	(0.12)	3.66	2.75	6
2011	19.32	(0.07)	(1.89)	(1.96)	—	—	—	—	17.36	(10.1)	14	(0.40)	3.35	2.76	7
2010	16.44	(0.16)	3.04	2.88	—	—	—	—	19.32	17.5	16	(0.95)	3.41	2.76	5
2009	12.20	(0.23)	4.67	4.44	(0.20)	$(0.00)	(0.20)	$0.00	16.44	36.4	10	(1.49)	3.47	2.80	8
2008	20.77	(0.00)(b)	(8.57)	(8.57)	—	—	—	—	12.20	(41.3)	1	(0.01)	3.00	2.76	14
Class I
2013(d)	$20.23	$ 0.10	$ 0.70	$ 0.80	—	—	—	—	$21.03	4.0%	$ 570	1.00%(e)	2.62%(e)	1.75%(e)	3%
2012	17.70	0.17	2.55	2.72	$(0.19)	—	$(0.19)	$0.00	20.23	15.4	537	0.90	2.66	1.75	6
2011	19.61	0.10	(1.91)	(1.81)	(0.10)	—	(0.10)	0.00	17.70	(9.2)	260	0.55	2.35	1.76	7
2010	16.52	0.02	3.07	3.09	—	—	—	0.00	19.61	18.7	386	0.09	2.41	1.76	5
2009	12.17	0.06	4.54	4.60	(0.25)	$(0.00)	(0.25)	0.00	16.52	37.8	326	0.45	2.47	1.80	8
2008(f)	19.75	0.22	(7.74)	(7.52)	(0.06)	—	(0.06)	0.00	12.17	(38.1)	395	1.41(e)	2.00(e)	1.76(e)	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the years ended December 31, 2011, 2010, 2009, and 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, 2.04%, and 2.00% (Class AAA and Class A), 2.75%, 2.75%, 2.79%, and 2.75% (Class C), and 1.75%, 1.75%, 1.79% and 1.75% (Class I), respectively. For the six months ended June 30, 2013 and the year ended December 31, 2012 the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.01% (Class AAA, and Class A), 2.76% (Class C), and 1.76% (Class I), respectively. For the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, and 2008 there was no tax expense.

(d)	For the six months ended June 30, 2013, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

8

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Opportunity Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges

9

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs		Total Market Value at 6/30/13
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$ 896,897	$18,940	$ 915,837
Other Industries(a)	9,593,274	—	9,593,274

Total Common Stocks	10,490,171	18,940	10,509,111

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,490,171	$18,940	$10,509,111

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2013, foreign common stock was transferred from Level 2 to Level 1 due to the application, at December 31, 2012, of fair value procedures resulting from volatility in U.S. markets after the close of the foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $5,588,675 or 53.6% of total investments as of December 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

10

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at June 30, 2013.

11

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

12

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2012 was ordinary income of $69,870.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$1,170,048
Capital Loss Carryforward Available through 2017	98,006

Total Capital Loss Carryforwards.	$1,268,054

The following summarizes the tax cost of investments and the related unrealized appreciation at June 30, 2013:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$6,018,384	$4,787,082	$(296,355)	$4,490,727

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012

13

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least May 1, 2014, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. For the six months ended June 30, 2013, the Adviser reimbursed the Fund in the amount of $46,280. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The agreements are renewable annually. At June 30, 2013, the cumulative amount which the Fund may repay the Adviser is $218,439.

For the year ended December 31, 2011, expiring December 31, 2013	$74,140
For the year ended December 31, 2012, expiring December 31, 2014	98,019
For the six months ended June 30, 2013, expiring December 31, 2015	46,280

$218,439

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee of $3,000 and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $270,857 and $441,212, respectively.

14

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $45 to G.research, Inc. (formerly “Gabelli & Company, Inc.”), an affiliate of the Adviser. Additionally, the Distributor retained a total of $55 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the six months ended June 30, 2013.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2013, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the year ended December 31, 2012 amounted to $3.

15

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	8,227	$172,838	19,484	$365,787
Shares issued upon reinvestment of distributions	—	—	2,907	58,482
Shares redeemed	(22,942)	(482,154)	(124,816)	(2,365,901)

Net decrease	(14,715)	$(309,316)	(102,425)	$(1,941,632)

Class A
Shares sold	344	$7,121	2,807	$52,174
Shares issued upon reinvestment of distributions	—	—	59	1,180
Shares redeemed	(583)	(12,405)	(1,356)	(25,576)

Net increase/(decrease)	(239)	$(5,284)	1,510	$27,778

Class B*
Shares redeemed	—	$—	(99)	$(1,791)

Net decrease	—	$—	(99)	$(1,791)

Class C
Shares issued upon reinvestment of distributions	—	$—	—	$2

Net increase	—	$—	—	$2

Class I
Shares sold	2,413	$50,661	15,909	$306,120
Shares issued upon reinvestment of distributions	—	—	237	4,771
Shares redeemed	(1,844)	(38,324)	(4,279)	(82,269)

Net increase	569	$12,337	11,867	$228,622

*	Class B Shares were fully redeemed and closed on April 4, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

16

The GAMCO Global Opportunity Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI   (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and

Acting Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q213SR

The GAMCO Global Telecommunications Fund

Semiannual Report — June 30, 2013

Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 6.0% compared with an increase of 6.7% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2013.

Comparative Results

Average Annual Returns through June 30, 2013 (a) (Unaudited)					Since
	Six Months	1 Year	5 Year	10 Year	Inception (11/1/93)
Class AAA (GABTX)	6.04%	14.63%	1.53%	7.21%	7.62%
MSCI AC World Telecommunication Services Index	6.73	10.17	2.87	8.04	N/A
MSCI AC World Free Index	4.73	14.04	0.02	5.41	4.42(d)
Class A (GTCAX)	6.04	14.59	1.53	7.23	7.63
With sales charge (b)	(0.05)	8.00	0.34	6.59	7.30
Class C (GTCCX)	5.60	13.72	0.77	6.41	7.09
With contingent deferred sales charge (c)	4.60	12.72	0.77	6.41	7.09
Class I (GGTIX)	6.14	14.87	1.79	7.37	7.70

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.70%, 1.70%, 2.45%, and 1.45%, respectively. See page 10 for the expense ratios for the six months ended June 30, 2013. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Free Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of October 29, 1993.

The GAMCO Global Telecommunications Fund Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2013 through June 30, 2013	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Annualized Expense Ratio	Expenses Paid During Period*

The GAMCO Global Telecommunications Fund

Actual Fund Return
Class AAA	$1,000.00	$1,060.40	1.66%	$ 8.48
Class A	$1,000.00	$1,060.40	1.66%	$ 8.48
Class C	$1,000.00	$1,056.00	2.41%	$12.29
Class I	$1,000.00	$1,061.40	1.41%	$ 7.21
Hypothetical 5% Return
Class AAA	$1,000.00	$1,016.56	1.66%	$ 8.30
Class A	$1,000.00	$1,016.56	1.66%	$ 8.30
Class C	$1,000.00	$1,012.84	2.41%	$12.03
Class I	$1,000.00	$1,017.80	1.41%	$ 7.05

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2013:

The GAMCO Global Telecommunications Fund

Diversified Telecommunications Services	44.4%
Wireless Telecommunications Services	29.6%
Other	25.1%

U.S. Government Obligations	0.7%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Global Telecommunications Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.4%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 44.4%
	Africa/Middle East — 0.4%
37,000	Maroc Telecom SA	$631,188	$432,484
200,000	Pakistan Telecommunication Co. Ltd.†(a)	155,765	44,603

		786,953	477,087

	Asia/Pacific — 5.0%
225,000	Asia Satellite Telecommunications Holdings Ltd.	487,155	800,665
9,600	DiGi.Com Bhd	14,361	14,463
170,000	First Pacific Co. Ltd.	92,079	182,142
4,100	First Pacific Co. Ltd., ADR	3,337	22,529
90,000	PCCW Ltd.	74,681	42,122
24,000	Philippine Long Distance Telephone Co., ADR	343,529	1,628,640
16,360	PT Telekomunikasi Indonesia, ADR	154,390	699,226
645,000	Singapore Telecommunications Ltd.	488,360	1,918,462
280,000	Telekom Malaysia Berhad	355,221	478,557
1,414,985	True Corp. Public Co. Ltd.†	383,254	273,736
8,075	TT&T Public Co. Ltd., GDR†(a)(b)	100,542	242

		2,496,909	6,060,784

	Europe — 15.9%
11,250	Belgacom SA	358,520	252,380
200,000	Colt Group SA†	360,549	304,192
264,000	Deutsche Telekom AG, ADR	4,288,472	3,078,240
15,000	France Telecom SA, ADR	385,960	141,750
4,507	Hellenic Telecommunications Organization SA†	63,853	35,199
7,900	Hellenic Telecommunications Organization SA, ADR†	50,056	30,217
2,000	Iliad SA	223,168	432,536
35,000	Koninklijke KPN NV, ADR	292,518	74,550
6,000	Mobistar SA	138,906	124,958
25,000	Portugal Telecom SGPS SA	350,278	97,298
30,000	Portugal Telecom SGPS SA, ADR	135,026	117,900
3,700	Rostelecom OJSC, ADR	79,931	58,645
76,600	Sistema JSFC, GDR(c)	1,514,891	1,512,850
100,000	Sonaecom SGPS SA	156,503	202,666
33,500	Swisscom AG, ADR	817,568	1,470,315
11,000	Tele2 AB, Cl. B	194,111	129,173
750,000	Telecom Italia SpA	2,829,860	521,308
14,000	Telecom Italia SpA, ADR	528,665	97,300
280,131	Telefonica SA, ADR†	2,672,379	3,588,478
93,000	Telekom Austria AG	1,881,457	588,801
57,000	Telenor ASA	867,933	1,129,800
438,000	TeliaSonera AB	1,361,534	2,856,167
225,000	VimpelCom Ltd., ADR	568,479	2,263,500

Shares		Cost	Market Value
2,000	Ziggo NV	$78,797	$80,051

		20,199,414	19,188,274

	Japan — 0.7%
12,000	Nippon Telegraph & Telephone Corp.	442,005	621,900
9,000	Nippon Telegraph & Telephone Corp., ADR	191,035	234,090

		633,040	855,990

	Latin America — 2.2%
37,415,054	Cable & Wireless Jamaica Ltd.†(d)	499,070	55,688
40,001	Oi SA	367,630	79,236
33,000	Oi SA, ADR	321,405	59,400
9,000	Oi SA, Cl. C, ADR	126,049	17,640
118,000	Telecom Argentina SA, ADR†	424,454	1,755,840
16,705	Telefonica Brasil SA	345,912	335,769
9,221	Telefonica Brasil SA, ADR	91,748	210,423
2,566	Telefonica Brasil SA, Preference	71,247	57,993
6,528	Telefonica SA†	110,485	83,654

		2,358,000	2,655,643

	North America — 20.2%
82,000	AT&T Inc.	2,532,049	2,902,800
26,500	Atlantic Tele-Network Inc.	86,596	1,315,990
25,000	CenturyLink Inc.	735,979	883,750
740,000	Cincinnati Bell Inc.†	3,475,513	2,264,400
40,000	EarthLink Inc.	273,866	248,400
3,600	Equinix Inc.†	287,385	664,992
45,000	Frontier Communications Corp.	206,919	182,250
54,000	General Communication Inc., Cl. A†	243,330	422,820
48,000	Internap Network Services Corp.†	270,210	396,960
16,000	Level 3 Communications Inc.†	302,309	337,280
27,100	New ULM Telecom Inc.	328,010	166,665
40,000	Shenandoah Telecommunications Co.	222,156	667,200
145,514	Telephone & Data Systems Inc.	3,310,162	3,586,910
73,500	TELUS Corp.	808,839	2,145,526
95,000	tw telecom inc.†	1,857,194	2,673,300
105,000	Verizon Communications Inc.	3,412,016	5,285,700
31,000	Windstream Corp.	399,173	239,010

		18,751,706	24,383,953

	TOTAL DIVERSIFIED TELECOM-MUNICATIONS SERVICES	45,226,022	53,621,731

	WIRELESS TELECOMMUNICATIONS SERVICES — 28.9%
	Africa/Middle East — 0.8%
40,000	Econet Wireless Zimbabwe Ltd.†	20,147	26,400
20,000	MTN Group Ltd.	312,992	372,279
186,000	Orascom Telecom Holding SAE, GDR†(c)	1,055,048	522,660

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Africa/Middle East (Continued)
210,000	Orascom Telecom Media and Technology Holding SAE, GDR(a)	$453,532	$48,300

		1,841,719	969,639

	Asia/Pacific — 3.1%
200,000	Axiata Group Berhad	464,953	419,687
41,000	China Mobile Ltd., ADR	491,068	2,122,570
46,500	China Unicom Hong Kong Ltd., ADR	312,997	611,010
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	63	352
4,800	PT Indosat Tbk, ADR	38,553	123,600
24,000	SK Telecom Co. Ltd., ADR	449,218	487,920
40,000	Time dotCom Berhad†	81,175	48,615

		1,838,027	3,813,754

	Europe — 6.7%
26,500	Bouygues SA	754,019	676,418
850,000	Cable & Wireless Communications plc	495,322	529,408
27,900	Millicom International Cellular SA, SDR	2,227,456	2,009,885
10,500	Mobile TeleSystems OJSC, ADR	176,038	198,870
93,500	Turkcell Iletisim Hizmetleri A/S, ADR†	1,888,427	1,343,595
79,000	Vivendi SA	2,282,371	1,496,173
63,000	Vodafone Group plc, ADR	1,669,931	1,810,620

		9,493,564	8,064,969

	Japan — 3.9%
69,000	KDDI Corp.	1,544,215	3,589,837
690	NTT DoCoMo Inc.	1,107,181	1,072,081

		2,651,396	4,661,918

	Latin America — 4.5%
181,000	America Movil SAB de CV, Cl. L, ADR	661,125	3,936,750
17,500	Grupo Iusacell SA de CV†	29,040	0
71,000	NII Holdings Inc.†	1,612,430	473,570
150,000	Tim Participacoes SA	616,034	549,891
25,156	Tim Participacoes SA, ADR	544,306	467,902

		3,462,935	5,428,113

	North America — 9.9%
2,300	Nextwave Wireless Inc., Escrow†	0	1,012
78,000	Rogers Communications Inc., Cl. B	329,021	3,057,600
500,000	Sprint Nextel Corp.†	2,898,421	3,510,000
41,500	T-Mobile US Inc.	733,607	1,029,615

Shares		Cost	Market Value
119,200	United States Cellular Corp.	$5,679,368	$4,373,448

		9,640,417	11,971,675

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	28,928,058	34,910,068

	OTHER — 25.1%
	Africa/Middle East — 0.0%
1,009	Kingdom Financial Holdings Ltd., Cl. L†	0	0
504	Meikles Ltd.†	204	159

		204	159

	Asia/Pacific — 0.7%
68,000	C.P. Pokphand Co. Ltd., ADR	52,895	161,840
6,500	CJ Hellovision Co. Ltd.†	92,839	105,009
26,000	Himachal Futuristic Communications, GDR†(a)	141,200	11,921
40,000	Hutchison Whampoa Ltd.	396,391	420,575
150	SKY Perfect JSAT Holdings Inc.	69,205	68,512
250,000	Time Engineering Berhad	105,104	22,551

		857,634	790,408

	Europe — 6.2%
12,000	British Sky Broadcasting Group plc	132,530	144,552
1,000	British Sky Broadcasting Group plc, ADR	24,267	48,390
34,500	CDON Group AB†	165,857	123,470
56,000	G4S plc	0	196,240
56,000	GN Store Nord A/S	380,893	1,058,411
19,000	InterXion Holding NV†	243,944	496,470
4,300	Kinnevik Investment AB, Cl. A	79,047	110,608
58,500	Kinnevik Investment AB, Cl. B	1,162,625	1,499,553
14,500	Liberty Global plc, Cl. A†	316,159	1,074,160
35,500	Liberty Global plc, Cl. C†	880,944	2,410,095
18,035	PostNL NV, ADR†	215,936	50,498
1,224	Shellproof plc†	1,210	568
21,000	Telegraaf Media Groep NV†	453,308	314,073
12,000	Waterloo Investment Holdings Ltd.†	1,432	730
3,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	29,490	14,487

		4,087,642	7,542,305

	Japan — 0.3%
72,000	Furukawa Electric Co. Ltd.	350,157	166,969
18,000	Tokyo Broadcasting System Holdings Inc.	384,676	243,194

		734,833	410,163

	Latin America — 0.3%
15,000	Grupo Televisa SAB, ADR	353,331	372,600

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Latin America (Continued)
900	Shellshock Ltd.†	$521	$506

		353,852	373,106

	North America — 17.6%
24,000	AMC Networks Inc., Cl. A†	579,476	1,569,840
1,200	Ascent Capital Group Inc., Cl. A†	20,323	93,684
112,000	Cablevision Systems Corp., Cl. A	1,662,703	1,883,840
7,400	Cogeco Inc.	144,351	295,522
14,000	Comcast Corp., Cl. A, Special	275,929	555,380
4,000	Convergys Corp.	53,716	69,720
8,000	CyrusOne Inc.	153,402	165,920
92,000	DIRECTV†	2,364,537	5,669,040
94,500	DISH Network Corp., Cl. A	1,796,626	4,018,140
14,000	EchoStar Corp., Cl. A†	318,054	547,540
6,000	Fisher Communications Inc.	183,823	246,480
280	Google Inc., Cl. A†	108,100	246,504
14,000	Liberty Interactive Corp., Cl. A†	163,846	322,140
14,500	Liberty Media Corp., Cl. A†	124,542	1,838,020
2,000	News Corp., Cl. B	21,050	65,640
6,000	SCANA Corp.	158,756	294,600
4,500	SJW Corp.	70,456	117,900
18,000	Starz, Cl. A†	18,769	397,800
18,000	The Madison Square Garden Co., Cl. A†	395,984	1,066,500
2,000	Time Warner Cable Inc.	140,871	224,960
6,000	Time Warner Inc.	202,861	346,920
47,500	Yahoo! Inc.†	1,079,145	1,192,725

		10,037,320	21,228,815

	TOTAL OTHER	16,071,485	30,344,956

	TOTAL COMMON STOCKS	90,225,565	118,876,755

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
160,000	Bharti Airtel Ltd., expire 09/19/13†(a)	1,019,856	785,991

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$820,000	U.S. Treasury Bills, 0.045%††, 10/10/13 to 10/17/13	$819,894	$819,886

	TOTAL INVESTMENTS — 99.8%	$92,065,315	120,482,632

	Other Assets and Liabilities (Net) — 0.2%		276,139

	NET ASSETS — 100.0%		$120,758,771

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, the market value of Rule 144A securities amounted to $891,057 or 0.74% of net assets.

(b)	Illiquid security.

(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2013, the market value of Regulation S securities amounted to $2,035,510 or 1.69% of net assets, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share

186,000	Orascom Telecom Holding SAE, GDR	02/18/10	$1,055,048	$2.8100
76,600	Sistema JSFC, GDR	02/09/05	1,514,891	19.7500

(d)	At June 30, 2013, the Fund held an investment in a restricted security amounting to $55,688 or 0.05% of net assets, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share

37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0015

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	48.5%	$58,404,329
Europe	28.9	34,795,548
Asia/Pacific	9.5	11,450,937
Latin America	7.0	8,456,862
Japan	4.9	5,928,071
Africa/Middle East	1.2	1,446,885

	100.0%	$120,482,632

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Assets and Liabilities

June 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $92,065,315)	$120,482,632
Cash	551
Receivable for investments sold	167,406
Receivable for Fund shares sold	937
Dividends receivable	433,102
Prepaid expenses	27,482

Total Assets	121,112,110

Liabilities:
Payable for Fund shares redeemed	14,198
Payable for investments purchased	115,414
Payable for investment advisory fees	99,758
Payable for distribution fees	25,119
Payable for accounting fees	7,500
Payable for shareholder communications expenses	49,917
Payable for custodian fees	19,976
Other accrued expenses	21,457

Total Liabilities	353,339

Net Assets (applicable to 5,639,897 shares outstanding)	$120,758,771

Net Assets Consist of:
Paid-in capital	$94,894,620
Accumulated net investment income	1,636,305
Accumulated net realized loss on investments and foreign currency transactions	(4,185,204)
Net unrealized appreciation on investments	28,417,317
Net unrealized depreciation on foreign currency translations	(4,267)

Net Assets	$120,758,771

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($116,962,325 ÷ 5,461,344 shares outstanding; 150,000,000 shares authorized)	$21.42

Class A:
Net Asset Value and redemption price per share ($1,289,090 ÷ 60,222 shares outstanding; 50,000,000 shares authorized)	$21.41

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.72

Class C:
Net Asset Value and offering price per share ($836,982 ÷ 40,347 shares outstanding; 50,000,000 shares authorized)	$20.74	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,670,374 ÷ 77,984 shares outstanding; 50,000,000 shares authorized)	$21.42

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $232,012)	$2,910,722
Interest	55

Total Investment Income	2,910,777

Expenses:
Investment advisory fees	614,062
Distribution fees - Class AAA	149,079
Distribution fees - Class A	1,655
Distribution fees - Class C	4,172
Shareholder services fees	54,315
Custodian fees	52,229
Shareholder communications expenses	48,742
Accounting fees	22,500
Directors’ fees	21,104
Registration expenses	20,913
Legal and audit fees	19,987
Interest expense	1,803
Miscellaneous expenses	10,221

Total Expenses	1,020,782

Net Investment Income	1,889,995

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,578,750
Net realized loss on foreign currency transactions	(2,096)

Net realized gain on investments and foreign currency transactions	1,576,654

Net change in unrealized appreciation/depreciation:
on investments	3,808,724
on foreign currency translations	(3,143)

Net change in unrealized appreciation on investments and foreign currency translations	3,805,581

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	5,382,235

Net Increase in Net Assets Resulting from Operations	$7,272,230

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$1,889,995	$2,147,939
Net realized gain on investments and foreign currency transactions	1,576,654	4,658,749
Net change in unrealized appreciation on investments and foreign currency translations	3,805,581	5,980,798

Net Increase in Net Assets Resulting from Operations	7,272,230	12,787,486

Distributions to Shareholders:
Net investment income
Class AAA	—	(2,137,936)
Class A	—	(23,612)
Class C	—	(9,119)
Class I	—	(21,949)

Total Distributions to Shareholders	—	(2,192,616)

Capital Share Transactions:
Class AAA	(7,892,037)	(16,534,332)
Class A	(77,676)	(196,838)
Class B*	—	(39,072)
Class C	(23,630)	(88,460)
Class I	591,824	473,859

Net Decrease in Net Assets from Capital Share Transactions	(7,401,519)	(16,384,843)

Redemption Fees	29	533

Net Decrease in Net Assets	(129,260)	(5,789,440)
Net Assets:
Beginning of period	120,888,031	126,677,471

End of period (including undistributed net investment income of $1,636,305 and $0, respectively)	$120,758,771	$120,888,031

*	Class B shares were fully redeemed and closed on August 2, 2012.

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses(c)	Portfolio Turnover Rate
Class AAA
2013(d)	$20.20	$0.32	$ 0.90	$ 1.22	—	—	—	$ 0.00	$21.42	6.0%	$116,962	3.08%(e)	1.66%(e)	1%
2012	18.60	0.33	1.64	1.97	$(0.37)	—	$(0.37)	0.00	20.20	10.6	117,767	1.71	1.70	2
2011	20.43	0.41	(1.79)	(1.38)	(0.45)	—	(0.45)	0.00	18.60	(6.7)	123,919	1.99	1.61	5
2010	18.71	0.34	1.75	2.09	(0.37)	—	(0.37)	(0.00)	20.43	11.2	154,280	1.76	1.62	6
2009	15.31	0.30	3.46	3.76	(0.36)	$(0.00)(b)	(0.36)	0.00	18.71	24.6	155,352	1.88	1.69	4
2008	26.34	0.32	(11.02)	(10.70)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	139,761	1.51	1.59	3
Class A
2013(d)	$20.19	$0.32	$ 0.90	$ 1.22	—	—	—	$ 0.00	$21.41	6.0%	$ 1,289	3.01%(e)	1.66%(e)	1%
2012	18.59	0.32	1.65	1.97	$(0.37)	—	$(0.37)	0.00	20.19	10.6	1,290	1.65	1.70	2
2011	20.42	0.45	(1.84)	(1.39)	(0.44)	—	(0.44)	0.00	18.59	(6.8)	1,374	2.17	1.61	5
2010	18.70	0.36	1.73	2.09	(0.37)	—	(0.37)	(0.00)	20.42	11.2	1,901	1.87	1.62	6
2009	15.31	0.29	3.46	3.75	(0.36)	$(0.00)(b)	(0.36)	0.00	18.70	24.5	1,523	1.81	1.69	4
2008	26.32	0.32	(11.00)	(10.68)	(0.33)	—	(0.33)	0.00	15.31	(40.6)	1,130	1.52	1.59	3
Class C
2013(d)	$19.64	$0.24	$ 0.86	$ 1.10	—	—	—	$ 0.00	$20.74	5.6%	$ 837	2.34%(e)	2.41%(e)	1%
2012	18.10	0.19	1.58	1.77	$(0.23)	—	$(0.23)	0.00	19.64	9.8	815	0.99	2.45	2
2011	19.88	0.25	(1.73)	(1.48)	(0.30)	—	(0.30)	0.00	18.10	(7.4)	843	1.27	2.36	5
2010	18.25	0.19	1.69	1.88	(0.25)	—	(0.25)	(0.00)	19.88	10.3	890	1.04	2.37	6
2009	14.96	0.17	3.36	3.53	(0.24)	$(0.00)(b)	(0.24)	0.00	18.25	23.6	659	1.08	2.44	4
2008	25.50	0.15	(10.61)	(10.46)	(0.08)	—	(0.08)	0.00	14.96	(41.0)	563	0.73	2.34	3
Class I
2013(d)	$20.18	$0.39	$ 0.85	$ 1.24	—	—	—	$ 0.00	$21.42	6.1%	$ 1,671	3.71%(e)	1.41%(e)	1%
2012	18.58	0.39	1.63	2.02	$(0.42)	—	$(0.42)	0.00	20.18	10.9	1,016	1.96	1.45	2
2011	20.41	0.44	(1.77)	(1.33)	(0.50)	—	(0.50)	0.00	18.58	(6.5)	504	2.17	1.36	5
2010	18.70	0.39	1.74	2.13	(0.42)	—	(0.42)	(0.00)	20.41	11.4	411	2.06	1.37	6
2009	15.30	0.35	3.45	3.80	(0.40)	$(0.00)(b)	(0.40)	0.00	18.70	24.8	402	2.17	1.44	4
2008(f)	25.53	0.35	(10.19)	(9.84)	(0.39)	—	(0.39)	0.00	15.30	(38.5)	416	1.78(e)	1.34(e)	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.57% (Class AAA and Class A), 2.32% (Class C), and 1.32% (Class I), respectively. For the six months ended June 30, 2013 and the years ended December 31, 2012, 2011, 2010, and 2009 the effect of interest expense was minimal.

(d)	For the six months ended June 30, 2013, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Global Telecommunications Fund, a series of GAMCO Global Series Funds, Inc. (the “Corporation”), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of four separately managed portfolios (collectively, the “Portfolios”) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on November 1, 1993.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$ 6,060,542	—	$ 242	$ 6,060,784
Other Regions (a)	47,560,947	—	—	47,560,947
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	5,428,113	—	0	5,428,113
North America	11,970,663	—	1,012	11,971,675
Other Regions (a)	17,510,280	—	—	17,510,280
OTHER
Africa/Middle East	159	—	0	159
Asia/Pacific	778,487	—	11,921	790,408
Europe	7,541,575	—	730	7,542,305
Other Regions (a)	22,012,084	—	—	22,012,084

Total Common Stocks	118,862,850	—	13,905	118,876,755

Warrants (a)	—	$ 785,991	—	785,991

U.S. Government Obligations	—	819,886	—	819,886

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$118,862,850	$1,605,877	$13,905	$120,482,632

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Accounting Standards Update (“ASU”) No. 2011-11 “Balance Sheet Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Fund because the Fund does not have investments covered under this guidance.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s derivative contracts held at June 30, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty. There were no derivative contracts held at June 30, 2013.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2013, refer to the Schedule of Investments.

Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.”

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund paid ordinary income distributions for the year ended December 31, 2012 of $2,192,616.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At June 30, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholder. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a capital loss carryforward available through 2017 of $3,519,547.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2013.

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$94,217,875	$44,420,674	$(18,155,917)	$26,264,757

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2013, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2009 through December 31, 2012 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives an annual fee $3,000, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2013, other than short term securities and U.S. Government obligations, aggregated $1,141,566 and $8,573,449, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2013, the Fund paid brokerage commissions on security trades of $3,361 to G.research, Inc. (formerly “Gabelli & Company, Inc.”), an affiliate of the Adviser. Additionally, the Distributor retained a total of $741 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2013, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. For the six months ended June 30, 2013, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2013 was $106,997 with a weighted average interest rate of 1.14%. The maximum amount borrowed at any time during the six months ended June 30, 2013 was $1,290,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge “(CDSC)” for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2013 and the year ended December 31, 2012 amounted to $29 and $533, respectively.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	125,635	$2,630,208	447,273	$8,778,562
Shares issued upon reinvestment of distributions	—	—	100,483	2,026,737
Shares redeemed	(494,230)	(10,522,245)	(1,380,494)	(27,339,631)

Net decrease	(368,595)	$(7,892,037)	(832,738)	$(16,534,332)

Class A
Shares sold	4,420	$91,811	20,124	$394,481
Shares issued upon reinvestment of distributions	—	—	965	19,461
Shares redeemed	(8,094)	(169,487)	(31,082)	(610,780)

Net decrease	(3,674)	$(77,676)	(9,993)	$(196,838)

Class B*
Shares redeemed	—	—	(2,047)	$(39,072)

Net decrease	—	—	(2,047)	$(39,072)

Class C
Shares sold	2,044	$42,134	10,767	$205,885
Shares issued upon reinvestment of distributions	—	—	328	6,428
Shares redeemed	(3,206)	(65,764)	(16,174)	(300,773)

Net decrease	(1,162)	$(23,630)	(5,079)	$(88,460)

Class I
Shares sold	32,809	$699,279	49,386	$988,877
Shares issued upon reinvestment of distributions	—	—	722	14,548
Shares redeemed	(5,142)	(107,455)	(26,941)	(529,566)

Net increase	27,667	$591,824	23,167	$473,859

*	Class B shares were fully redeemed and closed on August 2, 2012.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

The GAMCO Global Telecommunications Fund

Notes to Financial Statements (Unaudited) (Continued)

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)

Team Managed

Gabelli Dividend Growth Fund

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

FOCUSED VALUE

Gabelli Focus Five Fund

Seeks to invest its net assets in the equity securities of twenty-five to thirty-five companies with the remaining net assets invested in short term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $3 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long term capital appreciation potential. The Fund offers investors global diversification.

(Multiclass)

Portfolio Manager: Caesar M. P. Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

SPECIALTY EQUITY

Gabelli Global Rising Income and Dividend Fund (Formerly GAMCO Vertumnus Fund)

Seeks to invest at least 80% of its net assets in dividend paying securities. The Fund will primarily invest in common stocks of foreign and domestic issuers. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products). The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli Gold Fund

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager: Caesar M. P. Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load) (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers: Charles L. Minter

Martin Weiner, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing.

The prospectus contains more information about these and other matters and should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

This page was intentionally left blank.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President, Secretary, and Acting

Chief Compliance

Officer

Agnes Mullady

Treasurer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q213SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/6/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/6/13

* Print the name and title of each signing officer under his or her signature.